Credit Quality of Financing Receivables and the Allowance for Credit Losses	12 Months Ended
Mar. 31, 2012
Credit Quality of Financing Receivables and the Allowance for Credit Losses

8. Credit Quality of Financing Receivables and the Allowance for Credit Losses

Changes in the allowance for doubtful receivables on direct financing leases and probable loan losses for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning balance	¥158,544	¥157,523	¥154,150	$1,875
Effect of the application of the new accounting standards*1	0	32,181	0	0
Beginning balance after the application of the new accounting standards	¥158,544	¥189,704	¥154,150	$1,875
Provision charged to income	71,525	31,103	19,215	234
Charge-offs	(60,412)	(61,829)	(38,610)	(470)
Recoveries	2,615	175	2,351	29
Other*2	(14,749)	(5,003)	(518)	(6)

Ending balance	¥157,523	¥154,150	¥136,588	$1,662

*1	This effect results from our application of the new accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
*2	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.

The Company and its subsidiaries adopted Accounting Standards Update 2010-20 (“Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”—ASC 310 (“Receivables”)). This Update enhances disclosures about the credit quality of financing receivables and the allowance for credit losses, and requires an entity to provide the following information disaggregated by portfolio segment and class of financing receivable.

Allowance for credit losses—by portfolio segment

Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables

Information about troubled debt restructurings—by class

A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and direct financing leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1
Allowance for Credit Losses:
Ending Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150

Individually Evaluated for Impairment	3,016	23,123	55,170	16,014	0	97,323
Not Individually Evaluated for Impairment	14,080	4,303	15,802	1,441	21,201	56,827

Financing receivables:
Ending Balance	¥840,419	¥952,573	¥1,065,119	¥111,335	¥830,853	¥3,800,299

Individually Evaluated for Impairment	8,312	73,029	194,005	36,685	0	312,031
Not Individually Evaluated for Impairment	832,107	879,544	871,114	74,650	830,853	3,488,268

	March 31, 2012
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150
Provision charged to income	947	6,509	6,003	3,188	2,568	19,215
Charge-offs	(1,943)	(10,083)	(18,928)	(793)	(6,863)	(38,610)
Recoveries	43	16	2,212	0	80	2,351
Other*2	(3)	(363)	7	(25)	(134)	(518)
Ending Balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588

Individually Evaluated for Impairment	3,002	20,657	49,853	17,895	0	91,407
Not Individually Evaluated for Impairment	13,138	2,848	10,413	1,930	16,852	45,181

Financing receivables:
Ending Balance	¥881,483	¥775,465	¥995,246	¥97,559	¥900,886	¥3,650,639

Individually Evaluated for Impairment	9,021	82,957	166,889	34,907	0	293,774
Not Individually Evaluated for Impairment	872,462	692,508	828,357	62,652	900,886	3,356,865

	March 31, 2012
	Millions of U.S. dollars
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning Balance	$207	$334	$864	$212	$258	$1,875
Provision charged to income	12	79	73	39	31	234
Charge-offs	(24)	(123)	(230)	(10)	(83)	(470)
Recoveries	1	0	27	0	1	29
Other*2	(0)	(4)	0	(0)	(2)	(6)
Ending Balance	$196	$286	$734	$241	$205	$1,662

Individually Evaluated for Impairment	36	251	607	218	0	1,112
Not Individually Evaluated for Impairment	160	35	127	23	205	550

Financing receivables:
Ending Balance	$10,725	$9,435	$12,109	$1,187	$10,961	$44,417

Individually Evaluated for Impairment	110	1,009	2,030	425	0	3,574
Not Individually Evaluated for Impairment	10,615	8,426	10,079	762	10,961	40,843

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.

In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.

The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off experience as well as current economic conditions.

In common with all portfolio segments, a deterioration of debtors’ condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of individual debtors’ creditworthiness and value of underlying collateral and guarantees. For loans to corporate other borrowers and direct financing leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off experience in addition to the debtors’ creditworthiness.

The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans. Particularly for non-recourse loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.

In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the impaired loans as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥68,282	¥68,183	¥0
Consumer borrowers	Housing loans	2,259	2,259	0
	Other	0	0	0
Corporate borrowers		66,023	65,924	0
Non-recourse loans	Japan	9,465	9,443	0
	U.S.	4,579	4,579	0
Other	Real estate companies	14,532	14,516	0
	Entertainment companies	17,080	17,031	0
	Other	20,367	20,355	0
Purchased loans		0	0	0
With an allowance recorded*2:		243,749	242,843	97,323
Consumer borrowers	Housing loans	6,053	6,052	3,016
	Other	0	0	0
Corporate borrowers		201,011	200,106	78,293
Non-recourse loans	Japan	11,953	11,895	4,421
	U.S.	47,032	46,786	18,702
Other	Real estate companies	79,075	78,808	30,552
	Entertainment companies	12,517	12,486	4,114
	Other	50,434	50,131	20,504
Purchased loans		36,685	36,685	16,014

Total:		¥312,031	¥311,026	¥97,323

Consumer borrowers	Housing loans	8,312	8,311	3,016

	Other	0	0	0

Corporate borrowers		267,034	266,030	78,293

Non-recourse loans	Japan	21,418	21,338	4,421

	U.S.	51,611	51,365	18,702

Other	Real estate companies	93,607	93,324	30,552

	Entertainment companies	29,597	29,517	4,114

	Other	70,801	70,486	20,504

Purchased loans		36,685	36,685	16,014

	March 31, 2012
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥74,836	¥74,581	¥0
Consumer borrowers	Housing loans	1,438	1,421	0
	Other	0	0	0
Corporate borrowers		73,398	73,160	0
Non-recourse loans	Japan	29,471	29,455	0
	U.S.	4,565	4,565	0
Other	Real estate companies	8,120	8,102	0
	Entertainment companies	11,893	11,718	0
	Other	19,349	19,320	0
Purchased loans		0	0	0
With an allowance recorded*2:		218,938	217,560	91,407
Consumer borrowers	Housing loans	7,583	7,566	3,002
	Other	0	0	0
Corporate borrowers		176,448	175,087	70,510
Non-recourse loans	Japan	14,677	14,661	5,602
	U.S.	34,244	34,150	15,055
Other	Real estate companies	65,888	65,412	26,108
	Entertainment companies	9,867	9,667	3,181
	Other	51,772	51,197	20,564
Purchased loans		34,907	34,907	17,895

Total:		¥293,774	¥292,141	¥91,407

Consumer borrowers	Housing loans	9,021	8,987	3,002

	Other	0	0	0

Corporate borrowers		249,846	248,247	70,510

Non-recourse loans	Japan	44,148	44,116	5,602

	U.S.	38,809	38,715	15,055

Other	Real estate companies	74,008	73,514	26,108

	Entertainment companies	21,760	21,385	3,181

	Other	71,121	70,517	20,564

Purchased loans		34,907	34,907	17,895

	March 31, 2012
	Millions of U.S. dollars
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		$910	$907	$0
Consumer borrowers	Housing loans	17	17	0
	Other	0	0	0
Corporate borrowers		893	890	0
Non-recourse loans	Japan	359	358	0
	U.S.	55	55	0
Other	Real estate companies	99	99	0
	Entertainment companies	145	143	0
	Other	235	235	0
Purchased loans		0	0	0
With an allowance recorded*2:		2,664	2,647	1,112
Consumer borrowers	Housing loans	92	92	36
	Other	0	0	0
Corporate borrowers		2,147	2,130	858
Non-recourse loans	Japan	178	177	68
	U.S.	417	416	183
Other	Real estate companies	802	796	318
	Entertainment companies	120	118	39
	Other	630	623	250
Purchased loans		425	425	218

Total:		$3,574	$3,554	$1,112

Consumer borrowers	Housing loans	109	109	36

	Other	0	0	0

Corporate borrowers		3,040	3,020	858

Non-recourse loans	Japan	537	535	68

	U.S.	472	471	183

Other	Real estate companies	901	895	318

	Entertainment companies	265	261	39

	Other	865	858	250

Purchased loans		425	425	218

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due 90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value ratios, and other relevant available information.

For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans.

The Company and its subsidiaries consider that loans to consumer borrowers, including housing loans and other, are impaired when terms of these loans are modified in troubled debt restructurings.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourse loans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions which may materially affect its fair value. Non-recourse loans in the U.S. consist mainly of commercial mortgage loans held by the newly consolidated VIEs resulting from the application of new accounting standards in the fiscal year ended March 31, 2011 relating to the consolidation of VIEs (see Note 11 “Variable Interest Entities”). For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.

The average recorded investments in impaired loans for fiscal 2010 and 2011 were ¥402,868 million and ¥368,539 million, respectively. The Company and its subsidiaries recognized interest income on impaired loans of ¥7,875 million and ¥4,225 million, and collected in cash interest on impaired loans of ¥4,841 million and ¥3,592 million in fiscal 2010 and 2011, respectively.

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2012:

	March 31, 2012
	Millions of yen
	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,933	¥226	¥204
	Other	0	0	0
Corporate borrowers		252,683	4,506	3,976
Non-recourse loans	Japan	30,021	367	311
	U.S.	41,399	794	695
Other	Real estate companies	84,121	1,243	1,102
	Entertainment companies	25,796	724	711
	Other	71,346	1,378	1,157
Purchased loans		34,063	0	0

Total		¥295,679	¥4,732	¥4,180

	March 31, 2012
	Millions of U.S. dollars
	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	$109	$3	$3
	Other	0	0	0
Corporate borrowers		3,074	55	48
Non-recourse loans	Japan	365	4	4
	U.S.	504	10	8
Other	Real estate companies	1,023	15	13
	Entertainment companies	314	9	9
	Other	868	17	14
Purchased loans		415	0	0

Total		$3,598	$58	$51

*1	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

The following table provides information about the credit quality indicators as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥807,194	¥8,312	¥9,972	¥18,284	¥825,478
	Other	14,876	0	65	65	14,941
Corporate borrowers		1,750,658	267,034	0	267,034	2,017,692
Non-recourse loans	Japan	282,222	21,418	0	21,418	303,640
	U.S.	597,322	51,611	0	51,611	648,933
Other	Real estate companies	292,607	93,607	0	93,607	386,214
	Entertainment companies	115,876	29,597	0	29,597	145,473
	Other	462,631	70,801	0	70,801	533,432
Purchased loans		74,650	36,685	0	36,685	111,335
Direct financing leases	Japan	624,919	0	17,908	17,908	642,827
	Overseas	183,147	0	4,879	4,879	188,026

Total		¥3,455,444	¥312,031	¥32,824	¥344,855	¥3,800,299

	March 31, 2012
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥849,303	¥9,021	¥8,603	¥17,624	¥866,927
	Other	14,555	0	1	1	14,556
Corporate borrowers		1,520,865	249,846	0	249,846	1,770,711
Non-recourse loans	Japan	181,991	44,148	0	44,148	226,139
	U.S	510,517	38,809	0	38,809	549,326
Other	Real estate companies	267,294	74,008	0	74,008	341,302
	Entertainment companies	115,484	21,760	0	21,760	137,244
	Other	445,579	71,121	0	71,121	516,700
Purchased loans		62,652	34,907	0	34,907	97,559
Direct financing leases	Japan	658,277	0	14,406	14,406	672,683
	Overseas	225,168	0	3,035	3,035	228,203

Total		¥3,330,820	¥293,774	¥26,045	¥319,819	¥3,650,639

	March 31, 2012
	Millions of U.S. dollars
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	$10,334	$109	$105	$215	$10,548
	Other	177	0	0	0	177
Corporate borrowers		18,504	3,040	0	3,040	21,544
Non-recourse loans	Japan	2,214	537	0	537	2,751
	U.S	6,212	472	0	472	6,684
Other	Real estate companies	3,252	901	0	901	4,153
	Entertainment companies	1,405	265	0	265	1,670
	Other	5,421	865	0	865	6,286
Purchased loans		762	425	0	425	1,187
Direct financing leases	Japan	8,009	0	175	175	8,184
	Overseas	2,740	0	37	37	2,777

Total		$40,526	$3,574	$317	$3,891	$44,417

In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing assets. The category of non-performing assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, or whose repayment is past-due 90 days or more, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing assets when considered impaired, while all the other loans are included in the category of performing assets.

Out of non-performing assets presented above, the Company and its subsidiaries consider smaller balance homogeneous loans, including housing loans which are not restructured and direct financing leases, as 90 days or more past-due financing receivables not individually evaluated for impairment, and consider the others as loans individually evaluated for impairment. After the Company and its subsidiaries have set aside provision for those non-performing assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the status of management of the debtors and other important factors in order to report to management and develop additional provision as necessary.

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥4,119	¥15,031	¥19,150	¥825,478	¥15,031
	Other	0	65	65	14,941	65
Corporate borrowers		120,127	125,826	245,953	2,017,692	125,826
Non-recourse loans	Japan	5,697	9,925	15,622	303,640	9,925
	U.S.	97,114	19,747	116,861	648,933	19,747
Other	Real estate companies	4,556	54,566	59,122	386,214	54,566
	Entertainment companies	3,093	5,487	8,580	145,473	5,487
	Other	9,667	36,101	45,768	533,432	36,101
Direct financing leases	Japan	3,307	17,908	21,215	642,827	17,908
	Overseas	2,500	4,879	7,379	188,026	4,879

Total		¥130,053	¥163,709	¥293,762	¥3,688,964	¥163,709

	March 31, 2012
	Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥3,518	¥12,942	¥16,460	¥866,927	¥12,942
	Other	33	1	34	14,556	1
Corporate borrowers		83,316	112,537	195,853	1,770,711	112,537
Non-recourse loans	Japan	10,306	14,134	24,440	226,139	14,134
	U.S	71,042	14,689	85,731	549,326	14,689
Other	Real estate companies	809	42,831	43,640	341,302	42,831
	Entertainment companies	2	2,362	2,364	137,244	2,362
	Other	1,157	38,521	39,678	516,700	38,521
Direct financing leases	Japan	2,724	14,406	17,130	672,683	14,406
	Overseas	2,007	3,035	5,042	228,203	3,035

Total		¥91,598	¥142,921	¥234,519	¥3,553,080	¥142,921

	March 31, 2012
	Millions of U.S. dollars
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past Due
Consumer borrowers	Housing loans	$43	$157	$200	$10,548	$157
	Other	0	0	0	177	0
Corporate borrowers		1,014	1,369	2,383	21,544	1,369
Non-recourse loans	Japan	125	172	297	2,751	172
	U.S	864	179	1,043	6,684	179
Other	Real estate companies	10	521	531	4,153	521
	Entertainment companies	0	29	29	1,670	29
	Other	15	468	483	6,286	468
Direct financing leases	Japan	33	175	208	8,184	175
	Overseas	24	37	61	2,777	37

Total		$1,114	$1,738	$2,852	$43,230	$1,738

In common with all classes, the Company and its subsidiaries consider financing receivables as past-due financing receivables when principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms.

The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes certain that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors.

The information about troubled debt restructurings of financing receivables that occurred during the fiscal 2012 is as follows:

	March 31, 2012
		Millions of yen
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,867	¥1,690
Corporate borrowers		27,471	26,112
Non-recourse loans	Japan	943	943
	U.S.	7,783	7,518
Other	Real estate companies	6,436	5,636
	Other	12,309	12,015

Total		¥29,338	¥27,802

	March 31, 2012
		Millions of U.S. dollars
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	$23	$21
Corporate borrowers		334	317
Non-recourse loans	Japan	11	11
	U.S.	95	91
Other	Real estate companies	78	69
	Other	150	146

Total		$357	$338

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.

The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.

In common with all portfolio segments, financing receivables modified in troubled debt restructurings are recognized as impaired and are individually evaluated for a valuation allowance. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional provision for the restructured receivables.

The information about financing receivables modified as troubled debt restructurings within the previous 12 months from the current period end and for which there was a payment default during the fiscal 2012 is as follows:

	March 31, 2012
		Millions of yen
	Class	Recorded Investment
Consumer borrowers	Housing loans	¥392
Corporate borrowers		2,331
Non-recourse loans	U.S.	409
Other	Other	1,922

Total		¥2,723

	March 31, 2012
		Millions of U.S. dollars
	Class	Recorded Investment
Consumer borrowers	Housing loans	$5
Corporate borrowers		28
Non-recourse loans	U.S.	5
Other	Other	23

Total		$33

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due 90 days or more in accordance with the modified terms.

In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional provision as necessary for the defaulted financing receivables.